Summary of Significant Accounting and Reporting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting and Reporting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

Basis of presentation - NEP’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States, or GAAP. For all periods prior to the IPO, the accompanying consolidated financial statements represent the combination of the net assets that NEP acquired and were prepared using NEE’s historical basis in the assets acquired and liabilities assumed. For all periods subsequent to the IPO, the accompanying consolidated financial statements represent the consolidated results of NEP. The financial statements prior to the IPO include certain allocations related to income taxes from NEE. Management believes the assumptions and methodology underlying the allocations are reasonable. However, such allocations may not be indicative of the actual level of assets, liabilities and costs that would have been incurred by the predecessor if it had operated as an independent, publicly-traded company during the periods prior to the IPO or of the costs expected to be incurred in the future. The consolidated financial statements include NEP’s accounts and operations and those of its subsidiaries in which NEP has a controlling interest. The acquisitions of Palo Duro and Shafter were a transfer of assets between entities under common control, which require them to be accounted for as if the transfers occurred since the inception of common control, with prior periods retrospectively adjusted to furnish comparative information. Accordingly, the accompanying consolidated financial statements have been retrospectively adjusted to include the historical results of Palo Duro and Shafter prior to their respective acquisition dates. Adjustments related to the historical results of Palo Duro and Shafter are attributable to noncontrolling interest for all periods prior to the date the project was acquired by NEP.

All intercompany transactions have been eliminated in consolidation. In the opinion of management, any adjustments necessary for a fair presentation of the consolidated financial statements, in accordance with GAAP, have been made. Following the IPO, NEP presents as cash in its consolidated statements of cash flows certain financing transactions with related parties where it does not directly receive the cash.

Use of Significant Estimates - The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In recording transactions and balances resulting from business operations, NEP uses estimates based on the best information available. Estimates are used for such items as plant depreciable lives, tax provisions and allowances, asset retirement obligations, fair value measurements, purchase price allocations, environmental liabilities and legal costs incurred in connection with recorded loss contingencies, among others. As new information becomes available or actual amounts are determinable, the recorded estimates are revised. Consequently, operating results can be affected by revisions to prior accounting estimates.

Revenue Recognition - Revenue is generated primarily from various non-affiliated parties under long-term power purchase agreements, Feed-in-Tariff (FIT) agreements and Renewable Energy Standard Offer Program (RESOP) agreements (collectively, PPAs). Certain PPAs are accounted for as operating leases. GAAP requires minimum lease payments to be recognized over the term of the lease and contingent rents to be recorded when the achievement of the contingency becomes probable. None of the operating leases have minimum lease payments, so revenue from these contracts is recognized as energy and any related renewable energy attributes are delivered. Contingent rental revenues from these contracts were approximately $214 million, $89 million and $63 million in 2014, 2013 and 2012, respectively.

Revenue is recognized as energy and any related renewable energy attributes are delivered, which is when revenue is earned based on energy delivered at rates stipulated in the respective PPAs.

Revenue recognized in 2014, 2013 and 2012 includes revenues from operations located outside of the United States (U.S.). This revenue was approximately $88 million, $51 million and $26 million in 2014, 2013 and 2012, respectively.

Revenue also includes the amortization of an intangible contract liability recognized as part of an acquisition and the sale of state tax credits by Elk City, which are recognized as they are generated. The revenue related to the amortization of the intangible liability was approximately $1 million, $1 million and less than $1 million in 2014, 2013 and 2012, respectively. See Note 8 for more information regarding the intangible liability. The revenue related to the sale of state tax credits was $2 million, $2 million and $3 million in 2014, 2013 and 2012, respectively.

In 2014, the Financial Accounting Standards Board issued a new accounting standard which provides guidance on the recognition of revenue from contracts with customers and requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows from an entity's contracts with customers. The standard is effective for NEP beginning January 1, 2017. NEP is currently evaluating the effect the adoption of this standard will have, if any, on its financial statements.

Interest Costs - NEP recognizes interest expense using the effective interest method over the life of the related debt. Certain of NEP’s debt obligations include escalating interest rates (see Note 7) that are incorporated into the effective interest rate for the related debt. Deferred interest includes interest expense recognized in excess of the interest payments accrued for the related debt’s stated interest payments and is recorded in other non-current liabilities on NEP’s consolidated balance sheets.

Income Taxes - For periods prior to the date a project is acquired by NEP (NEP acquisition date), income taxes are calculated using the separate return method for each of the project entities that are structured as corporations or as limited liability companies electing to be taxed as corporations. Income taxes are not included for entities that are structured as flow through entities (partnerships) electing to be taxed as partnerships.

For periods after the NEP acquisition date, taxes are calculated for NEP as a single taxpaying entity for U.S. federal and state income tax purposes (based on its election to be taxed as a corporation). Because NEP OpCo is a limited partnership electing to be taxed as a partnership for U.S. federal and state income tax purposes, NEP has only included its 20.1% proportionate share of U.S. income taxes. The U.S. income taxes on the remaining 79.9% of NEP OpCo earnings are allocated to NEE Equity and are not included in NEP's consolidated financial statements. The Canadian subsidiaries are all Canadian taxpayers subject to Canadian income tax, and therefore all Canadian taxes are included in NEP's consolidated financial statements. NEE Equity's share of Canadian taxes is included in noncontrolling interest in NEP's consolidated financial statements.

Harmonized Sales Taxes - For NEP’s Canadian projects, harmonized sales tax (HST) is composed of a federal and provincial component with taxes collected on sales and taxes paid on goods and services. The HST collected on sales are recorded as a HST payable while those paid on goods and services are recorded as a HST receivable. As such, these taxes have no impact on NEP’s reported earnings. The HST is payable or refundable monthly. At December 31, 2014 and 2013, the HST receivable was approximately $0 million and $5 million, respectively, and is included in other current assets on the accompanying consolidated balance sheets. At December 31, 2014 and 2013, the HST payable was approximately $2 million and $2 million, respectively, and is included in accounts payable and accrued expenses on the accompanying consolidated balance sheets.

Foreign Operations and Currency Translation - NEP’s reporting currency is the U.S. dollar. The functional currency for its Canadian project companies is the Canadian dollar because Canada is the primary economic environment in which it conducts its Canadian operations. The assets and liabilities of the Canadian project companies are translated to U.S. dollars at exchange rates at the balance sheet date. The income and expenses of the Canadian project companies are translated to U.S. dollars at exchange rates in effect during each respective period. The translation adjustment is recorded in accumulated other comprehensive income (loss) (AOCI).

Noncontrolling Interest - After the completion of NEP's IPO and as of December 31, 2014, NEP owned a controlling, non-economic general partnership interest and a 20.1% limited partnership interest in NEP OpCo and NEE Equity owned a noncontrolling 79.9% limited partnership interest in NEP OpCo. Distributions to the noncontrolling interest are reflected as Partners/Members' distributions in the consolidated statements of cash flows.

Equity - Equity reflects the financial position of the parties with an ownership interest in the consolidated financial statements. Prior to the IPO, NEE's ownership interest in the NEP predecessor entity is reflected as additional paid in capital, retained earnings and accumulated other comprehensive loss on the consolidated balance sheets as of December 31, 2013.

NextEra Energy Partner GP, Inc. has a total equity interest in NEP of $10,000 at December 31, 2014.

Limited partners' equity at December 31, 2014 reflects the initial investment of NEP unitholders and changes subsequent to the IPO including net income attributable to NEP, distributions of available cash to unitholders and other contributions from or distributions to NEP unitholders. Accumulated other comprehensive loss at December 31, 2014 reflects comprehensive income attributable to NEP subsequent to the IPO.

Noncontrolling interest at December 31, 2014 reflects the equity attributable to NEE based on the initial contribution as part of the IPO, the net income and other comprehensive income attributable to noncontrolling interest subsequent to the IPO and contributions to or distributions from NEE.

Earnings per common unit is reflected beginning July 1, 2014. Prior to the IPO, NEP was an indirect wholly-owned subsidiary of NEE and accordingly, had no earnings per common unit.

In November 2014, NEP distributed approximately $4 million to its unitholders. In addition, NEP paid approximately $4 million in distributions to its unitholders in both February 2015 and May 2015.

On May 12, 2015, NEP completed the sale of 2,594,948 common units representing limited partnership interests in NEP in a private placement for an aggregate purchase price of approximately $109 million, or $41.87 per common unit. NEP used the proceeds, net of approximately $3 million in fees and expenses relating to the offering, from this private placement to fund a portion of the purchase price payable in the May 2015 project acquisitions discussed in Note 1 and will use any remaining proceeds for general partnership purposes. The issuance of additional common units resulted in the increase of NEP's limited partnership interest in NEP OpCo to 22.2%.

In connection with the private placement, NEP agreed to file a registration statement (the resale registration statement) with the SEC covering the resale of the common units no later than July 9, 2015 and use commercially reasonable efforts to cause the SEC to declare the resale registration statement effective by August 10, 2015. NEP will pay liquidated damages of 0.5% of the purchase price of the units per month in the event the resale registration statement is not filed or declared effective by such dates, or under certain circumstances is not available for resales (registration defaults), until such time there are no registration defaults.

Property, Plant and Equipment - net and Construction Work in Progress - Property, plant and equipment consists primarily of development, engineering and construction costs for the renewable energy assets, equipment, land, substations and transmission lines. Property, plant and equipment, excluding land, is recorded at cost and depreciated on a straight-line basis over their estimated useful lives ranging from three to 30 years, commencing on the date the assets are placed in service. See Note 6. Maintenance and repairs of property, plant and equipment are charged to operations and maintenance expense, as incurred.

Convertible Investment Tax Credits (CITCs) of approximately $592 million and $445 million as of December 31, 2014 and December 31, 2013, respectively, are recorded as a reduction in property, plant and equipment - net on the consolidated balance sheets and are amortized as a corresponding reduction to depreciation expense over the estimated life of the related asset. At December 31, 2013, NEP had recorded a CITC receivable of approximately $180 million associated with Genesis which is included in accounts receivable on NEP's consolidated balance sheets. Of this receivable, $177 million was collected in 2014 with the remaining $3 million recorded as an addition to property, plant and equipment - net.

Construction work in progress includes construction materials, turbine generators, solar panel assemblies and other equipment, third-party engineering costs, capitalized interest and other costs directly associated with the development and construction of the various projects. Interest capitalized for the years ended December 31, 2014, 2013 and 2012 was approximately $4 million, $30 million and $15 million, respectively. Upon commencement of plant operations, costs associated with construction work in progress are transferred to property, plant and equipment - net.

Total net long-lived assets, including construction work in progress, held by operations outside the U.S. amounted to approximately $692 million and $626 million, respectively, as of December 31, 2014 and December 31, 2013.

Cash and Cash Equivalents - Cash equivalents consist of short-term, highly liquid investments with original maturities of three months or less. NEP primarily holds investments in money market funds.

Accounts Receivable and Allowance for Doubtful Accounts - Accounts receivable are reported at the invoiced or estimated amount adjusted for any write-offs and any estimated allowance for doubtful accounts on the accompanying consolidated balance sheets. The allowance for doubtful accounts is reviewed periodically based on amounts past due and significance. There was no allowance for doubtful accounts recorded as of December 31, 2014 and 2013.

The American Recovery and Reinvestment Act of 2009, as amended (Recovery Act), provided for an option to elect a cash grant CITC for certain renewable energy properties. At December 31, 2014 and 2013, accounts receivable arising from CITCs were approximately $0 and $180 million, respectively.

Restricted Cash - At December 31, 2014, approximately $55 million of current restricted cash represents cash at Palo Duro to fund outstanding construction accruals. In addition, approximately $22 million of current restricted cash, also included in due to related parties on NEP's consolidated balance sheets, represents CITC proceeds received by Genesis that is due to NextEra Energy Capital Holdings, Inc. (NEECH). The remaining restricted cash, including approximately $3 million and $0 of other non-current assets at December 31, 2014 and 2013, respectively, is held by certain subsidiaries to pay for certain capital or operating expenditures, as well as to fund required equity contributions pursuant to restrictions contained in the subsidiaries' debt agreements. Restricted cash reported as current assets are recorded as such based on the anticipated use of these funds.

Concentration of Credit Risk - Financial instruments which potentially subject NEP to concentrations of credit risk consist primarily of accounts receivable and derivative instruments. Accounts receivable are comprised primarily of amounts due from various non-affiliated parties who are counterparties to the PPAs. NEP has a limited number of counterparties, all of which are in the energy industry, and this concentration may impact the overall exposure to credit risk, either positively or negatively, in that the counterparties may be similarly affected by changes in economic, industry or other conditions. If any of these customers’ receivable balances should be deemed uncollectible, it could have a material adverse effect on NEP’s consolidated results of operations and financial condition. However, management does not believe significant credit risk exists at December 31, 2014, because of the creditworthiness of the counterparties. All amounts due from such counterparties at December 31, 2014 and 2013 have been collected.

During 2014, NEP derived approximately 41% and 29% of its consolidated revenue from its contracts with PG&E and the IESO, respectively.

Inventories - Spare parts inventories are stated at the lower of weighted-average cost or market and are included in other current assets on NEP’s consolidated balance sheets. Spare parts inventories were approximately $8 million and $4 million as of December 31, 2014 and 2013, respectively.

Prepaid Expenses - Prepaid expenses primarily include prepayments for insurance and certain land lease contracts. The prepaid expense is amortized over the term of the arrangement according to the benefits the contractual arrangement provides.

Impairment of Long-Lived Assets - Long-lived assets that are held and used are reviewed for impairment whenever events or changes in circumstances indicate carrying values may not be recoverable. An impairment loss is recognized if the total future estimated undiscounted cash flows expected from an asset are less than its carrying value. An impairment charge is measured by the difference between an asset’s carrying value and fair value. At December 31, 2014 and 2013, no impairment adjustments were necessary.

Derivative Instruments and Hedging Activities - Derivative instruments, when required to be marked to market, are recorded on NEP’s consolidated balance sheets as either an asset or liability measured at fair value. For interest rate swaps, generally NEP assesses a hedging instrument’s effectiveness by using non-statistical methods including dollar value comparisons of the change in the fair value of the derivative to the change in the fair value or cash flows of the hedged item. See Note 5.

Fair Value of Financial Instruments - The carrying amount of NEP’s financial instruments, including cash and cash equivalents, accounts receivable, restricted cash, accounts payable and certain accrued expenses approximates fair value because of the short maturity of those instruments. The fair value of cash and cash equivalents is calculated using current market prices. NEP estimates the fair value of its long-term debt using estimated current rates for similar borrowings. See Note 4.

Fair Value Measurements - NEP uses several different valuation techniques to measure the fair value of assets and liabilities relying primarily on the market approach of using prices and other market information for identical or comparable assets and liabilities for those assets and liabilities that are measured on a recurring basis. Certain financial instruments may be valued using multiple inputs including discount rates, counterparty credit ratings and credit enhancements. NEP’s assessment of the significance of any particular input to the fair value measurement requires judgment and may affect the fair value measurement of its assets and liabilities and the placement of those assets and liabilities within the fair value hierarchy levels. See Note 4.

Deferred Financing Costs - Deferred financing costs include fees and costs incurred to obtain long-term debt and are amortized over the life of the related debt using the effective interest rate established at debt issuance. NEP incurred approximately $37 million in deferred financing fees in connection with the issuance of debt prior to 2013. NEP added approximately $10 million ($2 million related to IPO) and $6 million of deferred financing costs during the years ended December 31, 2014 and 2013, respectively. Deferred financing costs net of accumulated amortization were approximately $40 million and $36 million at December 31, 2014 and 2013, respectively, and are included in other noncurrent assets on NEP’s accompanying consolidated balance sheets. The amortization of deferred financing costs totaled approximately $6 million, $4 million and $2 million for the years ended December 31, 2014, 2013 and 2012, respectively, and is included in interest expense in NEP’s accompanying consolidated statements of income.

Asset Retirement Obligations - Asset retirement obligations are those for which a legal obligation exists under laws, statutes, and written or oral contracts, including obligations arising under the doctrine of promissory estoppel, and for which the timing or method of settlement may be conditioned on a future event.

NEP accounts for asset retirement obligations and conditional asset retirement obligations (collectively, AROs) in accordance with GAAP which requires that a liability for the fair value of an ARO be recognized in the period in which it is incurred if it can be reasonably estimated, with the offsetting associated asset retirement costs capitalized as part of the carrying amount of the long-lived asset. The asset retirement cost is subsequently allocated to expense using a systematic and rational method over the asset’s estimated useful life. Changes in the ARO resulting from the passage of time are recognized as an increase in the carrying amount of the liability and as accretion expense, which is included in depreciation and amortization expense in NEP’s consolidated statements of income. Changes resulting from revisions to the timing or amount of the original estimate of cash flows are recognized as an increase or a decrease in the asset retirement cost, or income when the asset retirement cost is depleted.

NEP recorded accretion expense of approximately $1 million, $1 million and less than $1 million in 2014, 2013 and 2012, respectively. Additionally, new AROs were established amounting to approximately $5 million and $11 million in 2014 and 2013, respectively.

Sale of Differential Membership Interests - In December 2014, a subsidiary of NEER sold its Class B membership interests in Palo Duro to third-party tax equity investors for approximately $248 million. The holders of the Class B membership interests will receive a portion of the economic attributes of the facilities, including income tax attributes, for ten years. The tax equity investors will also make ongoing deferred contingent capital contributions based on the production and sale of electricity that generates production tax credits under Section 45 of the Internal Revenue Code of 1986, as amended. The transactions are not treated as a sale under the accounting rules and the proceeds received are deferred and recorded as a liability in deferral related to differential membership interests - VIE on NEP's consolidated balance sheets. The deferred amount, which is less than $1 million in 2014, is being recognized in benefits associated with differential membership interests - net in NEP's consolidated statements of income as the Class B members receive their portion of the economic attributes. NEP operates and manages Palo Duro, and consolidates the entities that directly and indirectly own the wind project.

Variable Interest Entities (VIEs) - An entity is considered to be a VIE when its total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support, or its equity investors, as a group, lack the characteristics of having a controlling financial interest. A reporting company is required to consolidate a VIE as its primary beneficiary when it has both the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, and the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. NEP evaluates whether an entity is a VIE whenever reconsideration events as defined by the accounting guidance occur.

At December 31, 2014, NEP has one VIE which it consolidates, Palo Duro. The assets and liabilities of Palo Duro, consisting primarily of property, plant and equipment and deferral related to differential membership interests, totaled approximately $491 million and $326 million at December 31, 2014, respectively.

Amendments to the Consolidation Analysis - In February 2015, the FASB issued a new accounting standard that will modify current consolidation guidance. The standard makes changes to both the variable interest entity model and the voting interest entity model, including modifying the evaluation of whether limited partnerships or similar legal entities are VIEs or voting interest entities and amending the guidance for assessing how relationships of related parties affect the consolidation analysis of VIEs. The standard is effective for NEP beginning January 1, 2016. NEP is currently evaluating the effect the adoption of this standard will have, if any, on its consolidated financial statements.

Presentation of Debt Issuance Costs - In April 2015, the FASB issued a new accounting standard which changes the presentation of debt issuance costs in financial statements. The amendments in this standard require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by this standard. The standard is effective for NEP beginning January 1, 2016. NEP is currently evaluating the effect the adoption of this standard will have on its consolidated financial statements.

Immaterial Restatement - Subsequent to the issuance of NEP's combined financial statements as of December 31, 2013, it was determined that income tax expense and other comprehensive loss for the year ended December 31, 2013 were overstated by approximately $4 million and $1 million, respectively, and the deferred tax liability balance as of December 31, 2013 was overstated by approximately $5 million. The impact of this error had no impact on cash flows from operating, investing or financing activities. As a result, the prior periods in the accompanying financial statements have been corrected to appropriately reflect these balances in the consolidated statements of income, consolidated statements of comprehensive income, consolidated balance sheets, consolidated statements of cash flows and in the Notes.